Lease revenue	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2024 were as follows:

Contracted minimum future lease payments receivable
2025	$6,670,320
2026	6,323,695
2027	5,772,276
2028	5,184,635
2029	4,643,477
Thereafter	16,165,721
$44,760,124
During the years ended December 31, 2024 and 2023, 2% and 5%, respectively, of our basic lease rents from flight equipment under operating leases was attributable to leases with variable lease rates, including lease rents tied to floating interest rates and PBH agreements.